SCHEDULE I-CONDENSED STATEMENTS OF OPERATIONS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
SCHEDULE I-CONDENSED STATEMENTS OF OPERATIONS
Net (loss)/income	¥ 1,194,871	$ 173,240	¥ 1,032,984	¥ (692,748)
Reportable Legal Entities | Parent Company
SCHEDULE I-CONDENSED STATEMENTS OF OPERATIONS
Operating expenses	(44,655)	(6,474)	(39,311)	(31,359)
Interest income	1,833	266	2,399	665
Non-operating income/(expense), net	(39)	(6)	(1)	1,041
Share of income/(loss) of its subsidiaries and the consolidated VIEs	1,237,732	179,454	1,069,897	(663,095)
Net (loss)/income	¥ 1,194,871	$ 173,240	¥ 1,032,984	¥ (692,748)